Christopher Weil & Company Core Investment Fund
		Schedule of Investments
		February 28, 2022 (Unaudited)
Shares				Fair Value	% of Net Assets

COMMON STOCKS

COMMUNICATIONS

Services - Computer Programming, Data Processing, Etc.
950	Alphabet Inc. Class A *			$2,566,083

Total for Communications				2,566,083	3.36%

CONSUMER DISCRETIONARY

Cable & Other Pay Television Services
16,290	The Walt Disney Co. * +			2,418,413

Household Audio & Video Equipment
6,018	Sonos, Inc. *			164,833

Motorcycles, Bicycles & Parts
6,045	Harley-Davidson, Inc.			249,658

Retail - Variety Stores
2,455	Target Corporation			490,435

Services - Advertising Agencies
31,472	Criteo S.A. * **			1,046,759
39,125	Groupon, Inc. *			849,795
				1,896,554

Services - Business Services, NEC
4,579	Alibaba Group Holding Ltd. **			481,665

Services - Educational Services
25,000	Lincoln Educational Services Corporation *			192,750
74,078	Stride Inc. *			2,487,539
61,653	Universal Technical Institute, Inc. *			532,682
				3,212,971

Total for Consumer Discretionary				8,914,529	11.68%

CONSUMER STAPLES

Food and Kindred Products
26,548	The Hain Celestial Group, Inc. *			965,285

Total for Consumer Staples				965,285	1.27%

FINANCIALS

Fire, Marine & Casualty Insurance
12,447	Berkshire Hathaway Inc. - Class B *			4,001,088

Investment Advice
7,113	Houlihan Lokey, Inc. Class A			731,643

National Commercial Banks
23,899	Bank of America Corporation			1,056,336

State Commercial Banks
21,650	The Bank of New York Mellon Corporation			1,150,697

Total for Financials				6,939,764	9.09%

HEALTH CARE

Agricultural Production-Crops
33,022	Verano Holdings Corp. Class A (Canada) *			352,675

Orthopedic, Prosthetic & Surgical Appliances & Supplies
9,099	CollPlant Biotechnologies Ltd. * **			98,269

Pharmaceutical Preparations
5,111	Adicet Bio, Inc. *			66,852
17,000	Paratek Pharmaceuticals, Inc. *			59,840
26,732	United Therapeutics Corporation *			4,442,858
				4,569,550

Retail - Drug Stores and Proprietary Stores
32,537	CVS Health Corporation			3,372,460

Services - Business Services, NEC
8,410	Akamai Technologies, Inc. *			910,467

Total for Health Care				9,303,421	12.19%

INDUSTRIALS

Air Conditioning & Warm Air Heating Equipment & Commercial & Industrial Refrigerating Equipment
5,782	Carrier Global Corp			259,496

Construction Machinery & Equip
16,380	Gencor Industries, Inc. *			167,895

Fabricated Structural Metal Products
9,446	Valmont Industries, Inc.			2,044,587

Farm Machinery & Equipment
4,276	Deere & Company			1,539,445

Heavy Construction Other Than Building Construction - Contractors
38,380	Fluor Corporation *			831,311

Measuring & Controlling Devices, NEC
5,788	Rockwell Automation, Inc.			1,542,965

Metalworking Machinery & Equipment
1,772	Lincoln Electric Holdings, Inc.			225,859

Services - Auto Rental & Leasing (No Drivers)
1,596	AMERCO			921,866

Services - Business Services, NEC
6,000	Uber Technologies, Inc. *			216,180

Services - Miscellaneous Business Services
6,675	Johnson Controls International PLC (Ireland)			433,608

Water, Sewer, Pipeline, Communication & Power Line Construction
4,523	MasTec, Inc. *			356,231

Wholesale - Durable Goods
2,827	W.W. Grainger, Inc.			1,348,649

Wholesale - Industrial Machinery & Equipment
7,500	Global Industrial Company			238,350

Total for Industrials				10,126,442	13.27%

INFORMATION TECHNOLOGY

Auto Controls For Regulating Residential & Comml Environment
1,000,000	Telkonet, Inc. *			39,000

Computer Communications Equipment
8,820	Arista Networks, Inc. *			1,082,479

Computer Peripheral Equipment, NEC
2,129	Palo Alto Networks, Inc. *			1,265,158

Measuring & Controlling Devices, NEC
36,433	Trimble Inc. *			2,541,202

Radio & TV Broadcasting & Communications Equipment
990	Ubiquiti Networks, Inc.			251,351

Semiconductors & Related Devices
4,236	Ambarella, Inc. *			591,812
27,082	MaxLinear, Inc. *			1,661,481
6,000	Micron Technology, Inc.			533,160
10,112	Rambus Inc. *			273,024
1,229	Silicon Laboratories Inc. *			188,910
4,096	Skyworks Solutions, Inc.			565,944
18,976	Ultra Clean Holdings, Inc. *			869,291
				4,683,622

Services - Computer Processing & Data Preparation
11,270	Yext, Inc. *			83,623

Services - Computer Programming Services
17,715	Amdocs Limited (Island of Guernsey)			1,394,171

Services - Prepackaged Software
35,700	3D Systems Corporation *			636,174
94,966	Box, Inc. Class A *			2,432,079
53,900	NortonLifeLock Inc.			1,562,022
13,356	PTC Inc. *			1,486,256
				6,116,531

Telephone & Telegraph Apparatus
6,281	Akoustis Technologies, Inc. *			39,570
6,403	Clearfield, Inc. *			410,496
				450,066

Total for Information Technology				17,907,203	23.48%

MATERIALS

Metal Mining
70,195	Cleveland-Cliffs Inc. *			1,569,560
39,309	Freeport-McMoRan Inc.			1,845,558
				3,415,118

Mining, Quarrying Of Nonmetallic Minerals (No Fuels)
5,888	Vulcan Materials Company			1,068,378

Total for Materials				4,483,496	5.88%

Total for Common Stocks (Cost - $45,932,041)				61,206,223	80.22%

EXCHANGE TRADED FUNDS - Equity
56,820	ETFMG Prime Junior Silver Miners ETF			734,114
7,509	iShares MSCI South Korea ETF			543,727
6,102	KraneShares CSI China Internet EFT			204,173
80,168	VanEck ® Gold Miners ETF			2,756,176
(Cost - $4,421,266)				4,238,190	5.55%

GOVERNMENT SECURITIES
240,000	U.S. Treasury Bill 4/19/2022 ****			239,952	0.31%
(Cost - $239,960)

MONEY MARKET FUNDS
10,543,151	Invesco Short-Term Investments Trust Treasury Portfolio
	Institutional Class 0.01% ***			10,543,151	13.82%
(Cost - $10,543,151)
REAL ESTATE INVESTMENT TRUSTS
8,571	American Assets Trust, Inc.			313,356	0.41%
(Cost - $322,975)

CALL/PUT OPTIONS PURCHASED			Notional
Expiration Date/Exercise Price		Contracts	Amount	Fair Value	% of Net Assets

Call Options Purchased
Criteo S.A. * **
April 14, 2022 Calls @ $40.00		250	$ 1,000,000	$ 11,250
Total Call Options purchased (Premiums Paid $36,887)			1,000,000	11,250

Put Options Purchased
The Walt Disney Co. *
April 14, 2022 Puts @ $145.00		80	1,160,000	40,000
Total Call Options purchased (Premiums Paid $27,408)			1,160,000	40,000

Total Options Purchased (Premiums Paid - $64,295)			$ 2,160,000	51,250	0.07%

	Total Investments			76,592,122	100.38%
	(Cost - $61,523,688)

	Liabilities in Excess of Other Assets			(288,748)	-0.38%

	Net Assets			$ 76,303,375	100.00%

Christopher Weil & Company Core Investment Fund
		Schedule of Options Written
		February 28, 2022 (Unaudited)
Underlying Security				Notional	Fair Value
Expiration Date/Exercise Price		Contracts		Amount

Call Options Written
The Walt Disney Co. *
April 14, 2022 Calls @ $165.00		40		$ 660,000	$ 5,400
Total Call Options Written (Premiums Received $12,264)				660,000	5,400

Put Options Written
Roku, Inc. *
April 14, 2022 Puts @ $80.00		30		240,000	2,460
Total Put Options Written (Premiums Received $11,918)				240,000	2,460

Total Options Written (Premiums Received $24,182)				$ 900,000	$ 7,860

* Non-Income Producing Securities.
** ADR - American Depositary Receipt.
*** The Yield Rate shown represents the 7-day yield at February 28, 2022.
**** Level 2 Security.
+ Portion or all of the security is pledged as collateral for options written.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at February 28, 2022, was $61,523,688 and premiums received from options written was $24,182. At February 28, 2022, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in options written) was as follows:

		Unrealized Appreciation		$ 17,111,111
		Unrealized Depreciation		(2,026,355)
		Unrealized Appreciation		$ 15,084,756

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks including ADRs, ETFs and REITs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of February 28, 2022:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stocks		$ 61,206,223	$ -	$ -	$ 61,206,223
Exchange Traded Funds		4,238,190	-	-	4,238,190
Options Purchased		51,250	-	-	51,250
Real Estate Investment Trusts		313,356	-	-	313,356
Government Securities		-	239,952	-	239,952
Money Market Funds		10,543,151	-	-	10,543,151
Total		$ 76,352,170	$ 239,952	$ -	$ 76,592,122

Valuation Inputs of Liabilities		Level 1	Level 2	Level 3	Total
Options Written		$ 7,860	$ -	$ -	$ 7,860
Total		$ 7,860	$ -	$ -	$ 7,860

3. OPTIONS WRITTEN

As of February 28, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund’s use of options written exposes it to equity risk. In addition, the selling of covered call options may tend to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the call options may also limit the Fund’s gain on the underlying securities. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. Options written expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

As of February 28, 2022, portfolio securities valued at $593,840 were held by the Fund as collateral for options written by the Fund.